Shareholders’ Deficit (Details) - USD ($)										1 Months Ended							3 Months Ended		12 Months Ended
	Mar. 23, 2022	Feb. 24, 2022	Feb. 16, 2022	Oct. 12, 2021	Oct. 08, 2021	Sep. 29, 2021	Jun. 04, 2020	May 11, 2020	May 04, 2020	Feb. 16, 2022	Mar. 26, 2021	Nov. 20, 2020	Oct. 26, 2020	Sep. 30, 2020	Sep. 29, 2020	May 28, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Mar. 24, 2022	Dec. 31, 2020
Shareholders’ Deficit (Details) [Line Items]
Common shares, authorized																	500,000,000		500,000,000		500,000,000
Common stock, shares issued																	4,995,232		4,842,851
Common stock, shares outstanding																	4,995,232		4,842,851
Common shares, issued					250,000												1,684,849		1,818,182
Dividend per share (in Dollars per share)	$ 0.05
Common stock dividend (in Dollars)	$ 249,762
Aggregate gross proceeds description		the Company sold an aggregate of 320,333 units, at a price of $3.00 per unit, for aggregate gross proceeds of $961,000. On March 24, 2022, the Company sold an additional 106,666 units for aggregate gross proceeds of $320,000. Each unit consists of one (1) series B senior convertible preferred share and a three-year warrant to purchase one (1) common share at an exercise price of $3.00 per common share (subject to adjustment). Accordingly, a portion of the proceeds were allocated to the warrant based on its relative fair value using the Geometric Brownian Motion Stock Path Monte Carlo Simulation. The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 51.81%; (iii) weighted average risk-free interest rate of 0.31%; (iv) expected life of three years; (v) estimated fair value of the common shares of $1.94 per share; and (vi) various probability assumptions related to redemption, calls and price resets. The fair value of the warrants was $379,533 or $0.89 per warrant, resulting in the amount allocated to the warrants, based on their relative fair of $152,350, which was recorded as additional paid in capital.
Warrant description																	The warrants allow the holder to purchase one (1) common share at an exercise price of $3.00 per common share (subject to adjustment including upon any future equity offering with a lower exercise price), which may be exercised on a cashless basis under certain circumstances. The Company may force the exercise of the warrants at any time after the one year anniversary of the date of the warrants, if (i) the Company is listed on a national securities exchange or the over-the-counter market, (ii) the underlying common shares are registered or the holder of the warrant otherwise has the ability to trade the underlying common shares without restriction, (iii) the 30-day volume-weighted daily average price of the common shares exceeds 200% of the exercise price, as adjusted, and (iv) the average daily trading volume is at least 100,000 common shares during such 30-day period. The Company may redeem the warrants held by any holder in whole (but not in part) by paying in cash to such holder as follows: (i) $0.50 per share then underlying the warrant if within the first twelve (12) months of issuance; (ii) $1.00 per share then underlying the warrant if after the first twelve (12) months, but before twenty-four (24) months of issuance; and (iii) $1.50 per share then underlying the warrant if after twenty-four months, but before thirty-six (36) months.		Company may force the exercise of the warrants at any time after the one year anniversary of the date of the warrants, if (i) the Company is listed on a national securities exchange or the over-the-counter market, (ii) the underlying common shares are registered or the holder of the warrant otherwise has the ability to trade the underlying common shares without restriction, (iii) the 30-day volume-weighted daily average price of the common shares exceeds 200% of the exercise price, as adjusted, and (iv) the average daily trading volume is at least 100,000 common shares during such 30-day period.The Company may redeem the warrants held by any holder in whole (but not in part) by paying in cash to such holder as follows: (i) $0.50 per share then underlying the warrant if within the first twelve (12) months of issuance; (ii) $1.00 per share then underlying the warrant if after the first twelve (12) months, but before twenty-four (24) months of issuance; and (iii) $1.50 per share then underlying the warrant if after twenty-four months, but before thirty-six (36) months.
Weighted average remaining contractual life																	2 years 2 months 1 day
Intrinsic value (in Dollars)																	$ 497,500
Allocation shares, authorized																			1,000		1,000
Ownership of allocation shares by manager																			100.00%
Allocation of profit percentage																			20.00%
Allocation shares are issued and outstanding																			1,000
Senior convertible preferred shares				2,632,278		4,450,460					4,450,460	4,450,460			4,450,460
Dividends rate (in Dollars per share)																	$ 2		$ 2
Common shares calculated based percentage																	80.00%		80.00%
Calculated based fixed price per share (in Dollars per share)																	$ 1.57		$ 1.57
Dividend payment date per share (in Dollars per share)																	$ 1.57		$ 1.57
Accumulated accrued and unpaid dividends percentage																	115.00%		115.00%
Conversion price (in Dollars per share)																	$ 1.75		$ 1.75
Ownership common shares outstanding																	9.99%		4.99%
Shareholder limitation, description																			This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company.
Convertible preferred shares percentage																	115.00%		115.00%
Consolidations adjustments to conversion price, description																			• On the first day of the 24th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall increase by an additional five percent (5.0%) per annum, the stated value shall increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.• On the first day of the 36th month following the issuance date of any series A senior convertible preferred shares, the stated dividend rate shall increase by an additional five percent (5.0%) per annum, the stated value shall increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding the third adjustment date.
Conversion price, description																			Notwithstanding the foregoing, the conversion price for purposes of the adjustments above shall not be adjusted to a number that is below $0.0075.
Additional equity interest																	10.00%		10.00%
Sale of stock share													442,443	2,189,835
Sale of stock price (in Dollars per share)											$ 1.65			$ 1.9
Aggregate gross proceeds (in Dollars)														$ 4,160,684					$ 137,500
Purchase price unit (in Dollars)													$ 840,640
Exercise price per share (in Dollars per share)											$ 2.5		$ 2.5						$ 3
Deemed dividend of beneficial conversion feature (in Dollars)											$ 1,527,086								$ 2,874,478
Sale of stock, shares											1,818,182
Aggregate gross proceeds (in Dollars)											$ 3,000,000
Convertible preferred shares amount (in Dollars)																	$ 121,455		$ 1,032,806
Common shares, issued																			4,842,851		4,842,851
Common shares, outstanding																			4,444,013		4,444,013
Common stock fair value (in Dollars)							$ 245,000
Common stock issued upon acquisition		320,333									398,838									106,666
Issued per share (in Dollars per share)											$ 1.9
Purchase price per unit (in Dollars per share)											$ 1.65
Issued common shares											398,838
Expected life																			2 years 1 month 6 days
Principal amount (in Dollars)																	$ 111,986
Common stock exercise price (in Dollars per share)																			$ 2.5
Warrant term description																			The warrants have a term of three years and are callable by the Company after one year if the 30-day average stock price is in excess of $5 and the trading volume in the Company’s shares exceed 100,000 shares a day over such period. The Company can also redeem the warrants during the term for $0.50 a warrant in the first year; $1.00 a warrant in the second year; and $1.50 a warrant in the third year.
Exercise price per share (in Dollars per share)					$ 0.01
Warrant for purchase shares					500,000
Price per share (in Dollars per share)					$ 2.5
Options, description								the Company granted options to directors Paul A. Froning and Robert D. Barry to purchase 60,000 and 30,000 common shares, respectively, each at an exercise price of $2.50 per share. The options vested immediately on the date of grant and terminate on May 11, 2025. On September 29, 2020, Mr. Barry exercised the options cashless and on September 30, 2020, Mr. Froning exercised the options for proceeds of $150,000.
Series A Senior Convertible Preferred Shares [Member]
Shareholders’ Deficit (Details) [Line Items]
Common shares, issued			152,851							152,851
Convertible preferred shares			133,333
Dividend rate, Percentage																	14.00%		14.00%
Sale of stock price (in Dollars per share)											$ 1.65
Aggregate gross proceeds (in Dollars)											$ 3,000,000
Exercise price per share (in Dollars per share)											$ 2.5
Sale of stock, shares											1,818,182
Accrued dividends attributable amount (in Dollars)																			$ 128,319
Accrued dividends (in Dollars)																			$ 176,949
Convertible preferred shares				2,632,278						133,333
Convertible dividends				6,395,645						152,381
Preferred shares outstanding				1,818,182													1,684,849		1,818,182
Dividend yield											0.00%
Weighted average risk-free interest rate											0.16%
Expected life											3 years
Principal amount (in Dollars)											$ 1,472,914
Series A Senior Convertible Preferred Shares [Member] | Minimum [Member]
Shareholders’ Deficit (Details) [Line Items]
Expected volatility											62.52%
Estimated fair value (in Dollars per share)											$ 2.6
Series A Senior Convertible Preferred Shares [Member] | Maximum [Member]
Shareholders’ Deficit (Details) [Line Items]
Expected volatility											63.25%
Estimated fair value (in Dollars per share)											$ 5.25
Leonite [Member]
Shareholders’ Deficit (Details) [Line Items]
Common stock issued									100,000
Common stock outstanding (in Dollars)									$ 100,000
Loss on conversion of debt (in Dollars)									$ 175,000
Asien's Seller [Member]
Shareholders’ Deficit (Details) [Line Items]
Common stock issued																415,000
Common stock fair value (in Dollars)																$ 1,037,500
Service Provider [Member]
Shareholders’ Deficit (Details) [Line Items]
Common stock issued							100,000